Document And Entity Information	9 Months Ended
Sep. 30, 2022
Document Information Line Items
Entity Registrant Name	Faraday Future Intelligent Electric Inc.
Document Type	S-1/A
Amendment Flag	true
Amendment Description	This registration statement, which is a new registration statement, also constitutes Post-Effective Amendment No. 1 to the Registration Statement on Form S-1 of Faraday Future Intelligent Electric Inc. (“FFIE”) (File No. 333-258993) (as amended, the “Existing Registration Statement”). Accordingly, this registration statement contains a combined prospectus (the “Combined Prospectus”) pursuant to Rule 429 under the Securities Act of 1933, as amended (the “Securities Act”), relating to:(1) certain shares of FFIE’s Class A common stock, par value $0.0001 per share (the “Class A Common Stock”), previously registered under the Existing Registration Statement, that remain unsold, including (a) the resale from time to time of up to an aggregate of 413,412,112 shares of Class A Common Stock by the selling stockholders identified therein, including shares issuable upon the exercise of certain stock options, (b) the issuance by FFIE and the offer and sale from time to time by the selling securityholders identified therein of up to an aggregate of 71,710,985 shares of Class A Common Stock upon exercise of certain warrants and the conversion of certain convertible notes, and (c) the resale from time to time of up to 111,131 warrants of FFIE by the selling securityholders identified therein, in each case as described in the Combined Prospectus; and(2) 85,500,000 shares of Class A Common Stock issuable upon the conversion of certain convertible notes of FFIE being newly registered for resale from time to time by a selling securityholder (Senyun International Ltd.) under this registration statement, as described in the Combined Prospectus.Pursuant to Rule 416 under the Securities Act, the Existing Registration Statement also registered, and this registration statement is similarly registering, an indeterminate number of additional shares of Class A Common Stock issuable upon stock splits, stock dividends or other distributions, recapitalizations or similar events with respect to the Class A Common Stock.Pursuant to Rule 429(b) under the Securities Act, upon effectiveness, this registration statement shall constitute Post-Effective Amendment No. 1 to the Existing Registration Statement with respect to the offering of the unsold securities thereunder, which offering is not currently being terminated by FFIE. Such Post-Effective Amendment shall hereafter become effective concurrently with the effectiveness of this registration statement in accordance with Section 8(c) of the Securities Act.
Entity Central Index Key	0001805521
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	84-4720320